Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

November 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the AXS Real Estate Income ETF (the “Fund”), a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 392 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on October 27, 2023, with an effective date of October 31, 2023.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5785 or diane.drake@mfac-ca.com.

Sincerely,

/s/Amy Centurioni
Amy Centurioni
Investment Managers Series Trust II